Receivables and Other Current Assets	9 Months Ended
Sep. 30, 2019
Trade and other current receivables [abstract]
Receivables and Other Current Assets

5.	RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of September 30, 2019 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	December 31, 2018
Sales taxes receivable	46	75
Interest receivable	-	10
Other current assets	41	48
	87	133

Other current assets is comprised of prepaid expenses.